Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2019
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 213,254	$ 208,652
ECL allowance	3,064	1,915	$ 1,948	$ 1,751
Net loans	420,579	398,108
Gross personal	42,327	43,651
Gross credit card	11,214	12,755
Gross business and government	156,848	134,965
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	147,292	142,260
Gross personal	22,482	24,258
Gross credit card	2,238	3,015
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	38,299	37,140
Gross personal	3,675	5,674
Gross credit card	1,051	1,225
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	17,454	18,325
Gross personal	9,484	6,537
Gross credit card	5,485	5,893
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,839	6,519
Gross personal	4,706	5,314
Gross credit card	1,870	1,909
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,858	1,173
Gross personal	1,085	915
Gross credit card	407	548
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	690	597
Gross personal	187	164
Gross business and government	1,103	866
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,822	2,638
Gross personal	708	789
Gross credit card	163	165
Gross business and government	828	876
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	59,613	47,051
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	91,716	84,223
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,588	1,949
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	290	211
Net loans	212,964	208,441
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	768	553
Net loans	41,559	43,098
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	632	420
Net loans	10,582	12,335
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,374	731
Net loans	155,474	134,234
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	202,319	200,184
ECL allowance	704		537	491
Net loans	393,815	377,911
Gross personal	37,445	38,259
Gross credit card	9,414	11,288
Gross business and government	144,522	128,706
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	147,273	142,260
Gross personal	22,482	24,258
Gross credit card	2,238	3,015
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	37,781	37,140
Gross personal	3,661	4,321
Gross credit card	984	1,142
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,277	17,315
Gross personal	8,009	4,955
Gross credit card	4,967	5,619
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	611	1,207
Gross personal	2,470	3,703
Gross credit card	1,067	1,344
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5	11
Gross personal	203	302
Gross credit card	4	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,372	2,251
Gross personal	620	720
Gross credit card	154	158
Gross business and government	597	752
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	59,158	46,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	84,291	80,780
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	476	374
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	50	28
Net loans	202,269	200,156
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	162	160
Net loans	37,283	38,099
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	124	129
Net loans	9,290	11,159
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	368	209
Net loans	144,154	128,497
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,078	7,717
ECL allowance	1,553		753	712
Net loans	26,158	18,975
Gross personal	4,651	5,188
Gross credit card	1,800	1,467
Gross business and government	11,182	5,348
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	19
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	518
Gross personal	14	1,353
Gross credit card	67	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,177	1,010
Gross personal	1,475	1,582
Gross credit card	518	274
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,228	5,312
Gross personal	2,236	1,611
Gross credit card	803	565
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,853	1,162
Gross personal	882	613
Gross credit card	403	538
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	283	233
Gross personal	44	29
Gross credit card	9	7
Gross business and government	190	79
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	455	251
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	7,425	3,443
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,112	1,575
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	82	43
Net loans	9,996	7,674
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	476	265
Net loans	4,175	4,923
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	508	291
Net loans	1,292	1,176
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	487	146
Net loans	10,695	5,202
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,425	1,222
Gross business and government	1,144	911
Stage 3 [member] | Financial instruments not credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross business and government	41	45
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	857	751
Gross personal	231	204
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	690	597
Gross personal	187	164
Gross business and government	1,103	866
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	167	154
Gross personal	44	40
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	158	140
Net loans	699	611
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	130	128
Net loans	101	76
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	519	376
Net loans	625	$ 535
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 807		$ 658	$ 548